Information Regarding Proved Oil and Gas Reserves (Details) (Detail)	12 Months Ended
	Dec. 31, 2014 MMcf		Dec. 31, 2013 MMcf
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Ending Balance	253,739	[1]
Proved developed reserve	58,546	[1]	57,907	[1]
Proved undeveloped reserve	195,193	[1]	178,680	[1]
Company [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	2,078	[1]	2,163	[1]
Revisions of quantity estimate	(211)	[1]	557	[1]
Extensions and discoveries	14	[1]	25	[1]
Production	(716)	[1]	(667)	[1]
Ending Balance	1,165	[1]	2,078	[1]
Proved developed reserve	1,165	[1]	2,078	[1]
Proved undeveloped reserve	0	[1]	0	[1]
Company's Share of Piceance Energy [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	234,509	[1]	165,700	[1]
Revisions of quantity estimate	(1,054)	[1]	90,387	[1]
Extensions and discoveries	24,808	[1]	(6,643)	[1]
Production	(5,689)	[1]	(14,935)	[1]
Ending Balance	252,574	[1]	234,509	[1]
Proved developed reserve	57,381	[1]	55,829	[1]
Proved undeveloped reserve	195,193	[1]	178,680	[1]
Natural Gas [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Ending Balance	212,351
Proved developed reserve	49,456		45,734
Proved undeveloped reserve	162,895		141,525
Natural Gas [Member] | Company [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	662		446
Revisions of quantity estimate	65		460
Extensions and discoveries	8		9
Production	(134)		(253)
Ending Balance	601		662
Proved developed reserve	601		662
Proved undeveloped reserve	0		0
Base Pricing, before adjustments for contractual differentials	4.36	[2]	3.53	[2]
Natural Gas [Member] | Company's Share of Piceance Energy [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	186,597		122,650
Revisions of quantity estimate	8,876		72,436
Extensions and discoveries	21,108		3,599
Production	(4,831)		(12,088)
Ending Balance	211,750		186,597
Proved developed reserve	48,855		45,072
Proved undeveloped reserve	162,895		141,525
Oil [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Ending Balance	805
Proved developed reserve	272		401
Proved undeveloped reserve	533		419
Oil [Member] | Company [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	236		286
Revisions of quantity estimate	(67)		16
Extensions and discoveries	1		3
Production	(93)		(69)
Ending Balance	77		236
Proved developed reserve	77		236
Proved undeveloped reserve	0		0
Base Pricing, before adjustments for contractual differentials	94.99	[2]	96.91	[2]
Oil [Member] | Company's Share of Piceance Energy [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	584		831
Revisions of quantity estimate	34		174
Extensions and discoveries	128		(374)
Production	(18)		(47)
Ending Balance	728		584
Proved developed reserve	195		165
Proved undeveloped reserve	533		419
Natural Gas Liquids [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Ending Balance	6,093
Proved developed reserve	1,243		1,627
Proved undeveloped reserve	4,850		5,774
Natural Gas Liquids [Member] | Company [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	0		0
Revisions of quantity estimate	21		0
Extensions and discoveries	0		0
Production	(4)		0
Ending Balance	17		0
Proved developed reserve	17		0
Proved undeveloped reserve	0		0
Natural Gas Liquids [Member] | Company's Share of Piceance Energy [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning Balance	7,401		6,345
Revisions of quantity estimate	(1,689)		2,818
Extensions and discoveries	489		(1,334)
Production	(125)		(428)
Ending Balance	6,076		7,401
Proved developed reserve	1,226		1,627
Proved undeveloped reserve	4,850		5,774

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmI2MmQ5YWRmMjA3YTQwNTRiM2ZhM2M2OWRiNWI2NGE2fFRleHRTZWxlY3Rpb246ODU1RTc1MTc5NjFBQTU3REFGQTNDOEM5NEIxREVDRjEM}
[2]	No income tax provision is included in the standardized measure calculation shown above as we do not project to be taxable or pay cash income taxes based on its available tax assets and additional tax assets generated in the development of its reserves because the tax basis of its oil and gas properties and NOL carryforwards exceeds the amount of discounted future net earnings.